Net Interest Income and Average Balance Sheet and Interest Rates - Calculation of variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Average balance sheet and interest rates
Interest income - Change due to volume	$ 1,317	$ 1,082
Interest income - Change due to rate	9,278	19,419
Total change in interest income	10,595	20,501
Interest expense - Change due to volume	1,601	636
Interest expense - Change due to rate	8,558	18,709
Total change in interest expense	10,159	19,345
Net interest income - Change due to volume	(284)	446
Net interest income - Change due to rate	720	710
Total change in net interest income	436	1,156
Australia
Average balance sheet and interest rates
Net interest income - Change due to volume	(164)	335
Net interest income - Change due to rate	576	71
Total change in net interest income	412	406
Australia | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	922	150
Interest expense - Change due to rate	4,947	11,145
Total change in interest expense	5,869	11,295
Australia | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	128	23
Interest expense - Change due to rate	253	900
Total change in interest expense	381	923
Australia | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	182	28
Interest expense - Change due to rate	847	2,426
Total change in interest expense	1,029	2,454
Australia | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	278	60
Interest expense - Change due to rate	2,109	3,906
Total change in interest expense	2,387	3,966
Australia | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	334	39
Interest expense - Change due to rate	1,738	3,913
Total change in interest expense	2,072	3,952
Australia | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	134	(17)
Interest expense - Change due to rate	244	222
Total change in interest expense	378	205
Australia | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	219	84
Interest expense - Change due to rate	144	295
Total change in interest expense	363	379
Australia | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	350	297
Interest expense - Change due to rate	2,030	4,385
Total change in interest expense	2,380	4,682
Australia | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	1,337	747
Interest income - Change due to rate	6,364	11,723
Total change in interest income	7,701	12,470
Australia | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume	853	492
Interest income - Change due to rate	4,489	7,297
Total change in interest income	5,342	7,789
Australia | Loans | Personal loans
Average balance sheet and interest rates
Interest income - Change due to volume	43	46
Interest income - Change due to rate	(5)	(129)
Total change in interest income	38	(83)
Australia | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	441	209
Interest income - Change due to rate	1,880	4,555
Total change in interest income	2,321	4,764
Australia | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	185	101
Interest income - Change due to rate	195	507
Total change in interest income	380	608
Australia | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	508	(65)
Interest income - Change due to rate	897	902
Total change in interest income	1,405	837
Australia | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(569)	72
Interest income - Change due to rate	485	2,986
Total change in interest income	(84)	3,058
Australia | Assets held for sale
Average balance sheet and interest rates
Interest income - Change due to volume		(6)
Total change in interest income		(6)
New Zealand
Average balance sheet and interest rates
Net interest income - Change due to volume	24	13
Net interest income - Change due to rate	75	348
Total change in net interest income	99	361
New Zealand | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	51	40
Interest expense - Change due to rate	705	1,659
Total change in interest expense	756	1,699
New Zealand | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	3	3
Interest expense - Change due to rate	2	80
Total change in interest expense	5	83
New Zealand | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to volume	7	4
Interest expense - Change due to rate	75	241
Total change in interest expense	82	245
New Zealand | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	11	6
Interest expense - Change due to rate	87	399
Total change in interest expense	98	405
New Zealand | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	30	27
Interest expense - Change due to rate	541	939
Total change in interest expense	571	966
New Zealand | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	(28)	37
Interest expense - Change due to rate	31	155
Total change in interest expense	3	192
New Zealand | Loan capital
Average balance sheet and interest rates
Interest expense - Change due to volume	27	39
Interest expense - Change due to rate	10	4
Total change in interest expense	37	43
New Zealand | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	3	15
Interest expense - Change due to rate	301	46
Total change in interest expense	304	61
New Zealand | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	117	106
Interest income - Change due to rate	1,010	1,719
Total change in interest income	1,127	1,825
New Zealand | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume	65	57
Interest income - Change due to rate	794	849
Total change in interest income	859	906
New Zealand | Loans | Personal loans
Average balance sheet and interest rates
Interest income - Change due to volume	2	4
Interest income - Change due to rate	(7)	(17)
Total change in interest income	(5)	(13)
New Zealand | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	50	45
Interest income - Change due to rate	223	887
Total change in interest income	273	932
New Zealand | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	38	4
Interest income - Change due to rate	12	121
Total change in interest income	50	125
New Zealand | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	10	21
Interest income - Change due to rate	43	42
Total change in interest income	53	63
New Zealand | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(88)	13
Interest income - Change due to rate	57	330
Total change in interest income	(31)	343
Other overseas
Average balance sheet and interest rates
Net interest income - Change due to volume	(144)	98
Net interest income - Change due to rate	69	291
Total change in net interest income	(75)	389
Other overseas | Deposits and other borrowings
Average balance sheet and interest rates
Interest expense - Change due to volume	(35)	(10)
Interest expense - Change due to rate	149	725
Total change in interest expense	114	715
Other overseas | Deposits and other borrowings | Certificates of deposit
Average balance sheet and interest rates
Interest expense - Change due to volume	(25)	(7)
Interest expense - Change due to rate	104	527
Total change in interest expense	79	520
Other overseas | Deposits and other borrowings | Transactions
Average balance sheet and interest rates
Interest expense - Change due to rate	6	4
Total change in interest expense	6	4
Other overseas | Deposits and other borrowings | Savings
Average balance sheet and interest rates
Interest expense - Change due to volume	(1)
Interest expense - Change due to rate	1	20
Total change in interest expense		20
Other overseas | Deposits and other borrowings | Term
Average balance sheet and interest rates
Interest expense - Change due to volume	(9)	(3)
Interest expense - Change due to rate	38	174
Total change in interest expense	29	171
Other overseas | Repurchase agreements
Average balance sheet and interest rates
Interest expense - Change due to volume	(1)	2
Interest expense - Change due to rate	1	7
Total change in interest expense		9
Other overseas | Other interest bearing liabilities
Average balance sheet and interest rates
Interest expense - Change due to volume	(41)	(1)
Interest expense - Change due to rate	(4)	66
Total change in interest expense	(45)	65
Other overseas | Loans
Average balance sheet and interest rates
Interest income - Change due to volume	7	6
Interest income - Change due to rate	43	185
Total change in interest income	50	191
Other overseas | Loans | Housing loans
Average balance sheet and interest rates
Interest income - Change due to volume		1
Interest income - Change due to rate	(1)	(2)
Total change in interest income	(1)	(1)
Other overseas | Loans | Business loans
Average balance sheet and interest rates
Interest income - Change due to volume	7	5
Interest income - Change due to rate	44	187
Total change in interest income	51	192
Other overseas | Trading securities and financial assets measured at FVIS
Average balance sheet and interest rates
Interest income - Change due to volume	15	5
Interest income - Change due to rate	12	58
Total change in interest income	27	63
Other overseas | Investment securities
Average balance sheet and interest rates
Interest income - Change due to volume	2	2
Interest income - Change due to rate	(3)	9
Total change in interest income	(1)	11
Other overseas | Other interest earning assets
Average balance sheet and interest rates
Interest income - Change due to volume	(245)	76
Interest income - Change due to rate	163	837
Total change in interest income	$ (82)	$ 913